Annual Operating Expenses {- Fidelity Mid Cap Growth Index Fund} - 06.30 Fidelity Growth & Value Cap Index Funds Combo PRO-02 - Fidelity Mid Cap Growth Index Fund - Fidelity Mid Cap Growth Index Fund	Aug. 28, 2021
Operating Expenses:
Management fee	0.05%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.05%